Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 24, 2020
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS TAX FREE TRUST
CIK	dei_EntityCentralIndexKey	0000711600
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 24, 2020
Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2020
Prospectus Date	rr_ProspectusDate	Oct. 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A